EMPLOYEE BENEFITS - Asset Ceiling (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	R$ 3,166.1	R$ 3,510.3
Defined benefit obligation at December, 31	2,104.6	3,166.1	R$ 3,510.3
Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	27.9	33.6	56.2
Interest income/(expenses)	0.0	1.3	12.2
Change in asset ceiling excluding amounts included in interest income/(expenses)	30.2	(9.0)	(48.9)
Effects of exchange rate fluctuations	(1.5)	2.0	14.1
Defined benefit obligation at December, 31	R$ 56.6	R$ 27.9	R$ 33.6